Accounting policies - Summary of Key assumptions used in the Income and Market Approach (Detail) - $ / oz	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Discount rates – real	19.90%	19.30%
Life-of-mine	7 years	6 years
Year 1 - 3 | Bottom of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,800	1,650
Year 1 - 3 | Top of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,910	1,740
Year four onwards
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,720	1,620